Schedule of the Fair Value Valuation Techniques (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in trust account	$ 14,011,070	$ 146,626,679
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in trust account		$ 146,626,679